FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of company's maximum exposure to credit risk	The Company’s maximum exposure to credit risk at the reporting date is the carrying value of each of the financial assets, excluding derivative assets, disclosed as follows:

	As at December 31, 2022	As at December 31, 2021
Cash and equivalents	$4,440	$5,280
Accounts receivable	554	623
Derivative assets	59	53
Notes receivable	160	123
Norte Abierto JV partner receivable	172	173
Restricted cash	1,096	147
	$6,481	$6,399

Schedule of the expected maturity of significant financial assets and liabilities

As at December 31, 2022
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$4,440	$—	$—	$—	$4,440
Accounts receivable	554	—	—	—	554
Notes receivable	—	11	3	146	160
Norte Abierto JV partner receivable	23	25	—	124	172
Restricted cash	945	15	—	136	1,096
Derivative assets	59	—	—	—	59
Trade and other payables	1,556	—	—	—	1,556
Debt	13	30	64	4,697	4,804
Other liabilities	1,017	210	76	259	1,562
As at December 31, 2021
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$5,280	$—	$—	$—	$5,280
Accounts receivable	623	—	—	—	623
Notes receivable	—	1	—	122	123
Norte Abierto JV partner receivable	23	46	—	104	173
Restricted cash	—	12	—	135	147
Derivative assets	—	53	—	—	53
Trade and other payables	1,448	—	—	—	1,448
Debt	15	17	67	5,077	5,176
Other liabilities	30	196	92	155	473